RESTRICTED SHARE UNITS - Additional Information (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2020 shares
Restricted Stock Units [Line Items]
Fair value per share of options granted (in dollars per share) | $ / shares	$ 13.397	$ 12.010	$ 9.497
Equity-settled share-based compensation expense	$ 47,680	$ 34,338	$ 20,158
RSU
Restricted Stock Units [Line Items]
Fair value of share options granted	$ 101,500	$ 45,300	$ 32,000
Fair value per share of options granted (in dollars per share) | $ / shares	$ 29.604	$ 20.570	$ 15.012
Equity-settled share-based compensation expense	$ 36,300	$ 23,600	$ 17,800
Number of RSU, outstanding (in shares) | shares	4,949,000	3,386,000	2,601,000	1,113,000
Restricted Scheme
Restricted Stock Units [Line Items]
Number of RSU, outstanding (in shares) | shares	4,948,956
Percentage of number of shares issued	1.40%